Retirement Plans (Changes In Level 3 Investments For Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 26, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period		$ 234.1
Actual return on plan assets:
Fair value at end of period	203.5	234.1
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	40.7	0
Actual return on plan assets:
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0.3
Purchases, sales, and settlements	(41.0)
Transfers in and/or out of Level 3	0
Fair value at end of period	0	0
Significant Unobservable Inputs (Level 3) | Private Equity Partnerships
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	25.6
Actual return on plan assets:
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0.3
Purchases, sales, and settlements	(25.9)
Transfers in and/or out of Level 3	0
Fair value at end of period	0
Significant Unobservable Inputs (Level 3) | Private Equity Securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0
Actual return on plan assets:
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0
Purchases, sales, and settlements	0
Transfers in and/or out of Level 3	0
Fair value at end of period	0
Significant Unobservable Inputs (Level 3) | Energy & Real Estate Public Sector
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	4.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0
Purchases, sales, and settlements	(4.3)
Transfers in and/or out of Level 3	0
Fair value at end of period	0
Significant Unobservable Inputs (Level 3) | Real Asset Private Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	10.8
Actual return on plan assets:
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0
Purchases, sales, and settlements	(10.8)
Transfers in and/or out of Level 3	0
Fair value at end of period	$ 0